Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,700,000.00
Previously Paid Amount	0.00
Total Fee Amount	234.77
Total Offset Amount	0.00
Net Fee	234.77
Narrative - Max Aggregate Offering Price	$ 1,700,000.00
Final Prospectus	true